Investments (Details) - Summary of Other than Securities Investment Holdings, Schedule of Investments	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Sep. 30, 2022 GBP (£)	Dec. 17, 2020 USD ($)
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	£ 56,291,693	£ 60,791,518	£ 48,386,304
LJ London Holdings Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	0	1,133
Profit/(loss) for the year	(1,133)	18,853
LJ Maple Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(101,370)	(74,866)
Profit/(loss) for the year	(26,504)	(28,240)
LJ Maple Chelsea Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	380,115	391,228
Profit/(loss) for the year	(11,113)	(9,166)
LJ Maple Hamlet Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	41,389	(98,403)
Profit/(loss) for the year	139,792	(28,935)
LJ Maple Circus Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(110,193)	(101,918)
Profit/(loss) for the year	(8,275)	(7,751)
LJ Maple Belgravia [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(41,308)	(28,547)
Profit/(loss) for the year	(12,761)	(8,395)
LJ Maple Tofty Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(165,417)	(157,361)
Profit/(loss) for the year	(8,056)	(7,332)
LJ Maple St Johns Wood Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(153,722)	(179,249)
Profit/(loss) for the year	(9,246)	(41,655)
LJ Maple Kew Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(37,370)	(29,833)
Profit/(loss) for the year	(7,537)	(6,361)
LJ Maple Kensington Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(89,901)	(85,916)
Profit/(loss) for the year	(9,056)	(11,370)
LJ Maple Hill Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	139,861	129,574
Profit/(loss) for the year	10,287	28,262
LJ Maple Nine Elms Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(621,591)	(510,079)
Profit/(loss) for the year	(111,512)	(218,079)
LJ Maple Duke Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(224,513)	(295,398)
Profit/(loss) for the year	70,885	(30,862)
LJ Maple Abbey Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	(172,889)	(161,742)
Profit/(loss) for the year	(11,147)	(7,021)
LJ T4 GP Limited [Member]
Investment Holdings, Other than Securities [Line Items]
Capital and reserves	25,536,278	25,529,573
Profit/(loss) for the year	£ 6,705	£ 866,508